financial instruments - Significant unobservable inputs used in the fair value measurement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets
Balance of period	$ 59,613	$ 58,028
Balance, end of period	59,613	58,028
Virtual power purchase agreements unrealized change in forward element | At fair value | Wind discount risk
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes	3	(231)
Included in other comprehensive income, excluding income taxes	7
Balance of period	(28)	(38)	$ 193
Balance, end of period	$ (28)	$ (38)